Lehman & Eilen LLP

20283 State Road 7, Suite 300

Boca Raton, FL 33498

Tel. (561) 237-0804

December 2, 2008

VIA EDGAR, FACSIMILE AND

OVERNIGHT MAIL

United States Securities

   and Exchange Commission

100 F Street, NE

Mail Stop 4561

Washington, D.C.  20549

Attention:

Pamela Long

Division of Corporation Finance

Re:

Propell Corporation

Registration Statement on Form S-1/A2

Filed November 5, 2008

File No. 333-150862

Dear Ms. Long:

Thank you for your November 21, 2008 letter regarding Propell Corporation (the “Company”).  Enclosed is Amendment No. 3 to Form S-1, which has been marked to show changes from our prior submission.   The changes in the revised registration statement reflect the staff’s comments to the previously submitted material.  Also, in order to assist you in your review of the Registrant’s Form S-1, we hereby submit a letter responding to the comments.  For your convenience, we have set forth below the staff’s numbered comments in their entirety followed by our responses thereto.

General – Crystal Magic

1.           We have read your response to prior comment 1.  We understand that Propell, a shell company, was established on January 29, 2008.  Prior to the April 10, 2008, transaction Mr. Rhodes and Mr. Wolf held 74.6% and 25.4%, respectively, of the outstanding common shares of Crystal Magic (CM).  We understand that on April 10, 2008, Propell issued common stock to CM in exchange for 100% of CM’s common stock.  We note Mr. Rhodes and Mr. Wolf held 69% and 31%, respectively, of the outstanding common shares of Propell after this transaction.  We understand that before and after this transaction, CM had preferred stock outstanding that was entirely owned by Mr. Rhodes and this preferred stock gave the holder a 99% voting interest in CM.  In our June 10, 2008, comment letter we asked for details supporting your proposed accounting for this transaction. We understand that on July 1, 2008, Mr. Rhodes returned all of his preferred shares to CM and paid $10 for an option giving him the unrestricted right to reacquire the surrendered preferred stock on demand in exchange for $100.  In light of the risk factor disclosure on page 6, we understand that Disney has the right to cancel its marketing agreements with CM upon certain events, as described in Exhibit 10.2 – Revocable License Agreement.  We understand that your June 30, 2008, financial statements included in your Form S-1 filed November 7, 2008, reflect that the April 10, 2008, transaction was accounted for as a reverse acquisition with CM as the accounting acquirer and no fair value adjustments.  We further understand that the Propell and CM Boar of Directors both consist of Mr. Rhodes and Mr. Bernstein, with Mr. Rhodes acting as the Chairman of the Board of Directors.

United States Securities

   and Exchange Commission

December 2, 2008

While we understand that Mr. Rhodes controlled Propell and CM on April 10, 2008, it does not appear appropriate for Propell’s financial statements to include the assets, liabilities, and operating results of CM since Propell does not have the ability to control CM.  We believe the guidance in SFAS 94 is relevant to this issue.  Specifically, we note that Mr. Rhodes controls CM through his ownership of the CM convertible preferred stock.  The July 1, 2008, preferred stock redemption and preferred stock option arrangements to not have a substantive impact on this determination given the ability of Mr. Rhodes to reacquire the same stock on demand for nominal consideration. Further, it does not appear that Propell can control CM’s Board without Mr. Rhodes approval.  Consequently, it appears that the April 10, 2008, transaction should be accounted by Propell as the acquisition of either a cost or equity method investment at carryover basis.  Paragraph D12 of SFAS 141 contains relevant guidance on the valuation of the transaction.  Given the stockholders deficit reflected in CM’s financial statements, it would appear that the carrying value of the investment on Propell’s financial statements should approximate zero.  However, a negative value may need to be recognized if Propell has guaranteed obligations of CM or is otherwise committed to provide further financial support to CM.  Compliance with paragraphs 17 and 18.i. of APB 18 should be clearly evident.

Response:   The consolidated financial statements have been revised and Propell is now accounting for its investment in CM under the cost method with a carrying value of $-0-.

General - Auleron

2.           We note that in the last quarter of 2007 management decided to temporarily shut down operations of Auleron. We further note you accounted for the May 2008 transaction with Auleron as a merger.  However, SFAS 141 required that the asset acquired and liabilities assumed constitute a business (as defined by EITf 98-3).  Since this does not appear to be a business acquisition, the filing should not contain any Auleron historical financial statements. MD&A should be revised to explain how management determined the purchase price of the assets acquired and the business purpose for this asset purchase.  It is not clear why the purchase price for a non-operating entity appears equivalent to the purchase price for the Mountain Capital business acquisition.

Response:    The financial statements for Auleron have been removed, and the September 30, 2008 consolidated financial statements reflect the acquisition of  Auleron as an investment using the equity method, with the investment recorded at $-0-. The purchase price and allocation of common shares of Propell issued initially used for Propell’s acquisition of Auleron has been revised.  The MD&A has been revised to explain how management determined the purchase price of the assets acquired and the business purpose for this asset purchase.

General – Mountain Capital

3.           Based on the definition in section 405 of Securities Act Regulation C, it appears that Mountain Capital is Propell’s predecessor.  In this regard, we note that the registrant succeeded to all of Mountain Capital’s business and that the registrant’s own operations prior to the acquisition were insignificant relative to the business acquired. A predecessor entity must present audited financial statements pursuant to the guidance in Note 1 to Article 8-01 of Regulation S-X.  Therefore, the filing should contain audited December 31, 2007 and 2006 Mountain Capital financial statements and unaudited 2008 financial statements

United States Securities

   and Exchange Commission

December 2, 2008

covering the period from January 1, 2008 through the acquisition date.  Please note that audited financial statements for this interim period will be required to be included in any subsequent filing containing Propell’s December 31, 2008, audited financial statements.

Furthermore, in your revised filing please fully address the disclosure requirements of paragraph 51 of SFAS 141.

Response:  Mountain Capital’s 2007 and 2006 financial statements are included, as are the Mountain Capital interim unaudited financial statements for the period January 1, 2008 – May 5, 2008 (the period prior to the date of acquisition). The disclosures meet the requirements of paragraph 51 of SFAS 141.

General - Updating

4.        We remind you to update your financial statements pursuant to Rule 8-08 of Regulation S-X.

Response:     We have updated the financial statements to include financial statements for the quarter ended September 30, 2008.

5.           Your filing should contain December 31, 2007, and September 30, 2008, pro forma statements of operations giving effect to the Mountain Capital transaction.  However, no operations of Auleron should be included since the transaction was not a business acquisition.  If CM is accounted for under the equity method, then the footnotes to the pro forma financial statements should fully describe the pro forma financial statement impact of Propell’s equity interest in CM losses for the periods presented.  The accounting policy for recognizing losses in excess of the investment’s carrying value should be clearly disclosed.

Response:   We have revised the pro forma statements of operations for the nine months and three months ended September 30, 2008 and 2007 so that they reflect the operations of both Propell and Mountain Capital. They do not include CM, which is now accounted for under the cost method. They do not include Auleron.

Our Company, page 3

6.        Please revise your filing to clarify your fiscal year end.

Response:  We have added language to the section “Our Company” to clarify the fiscal year end.

Risk Factors, page 6

7.           You state that you have an agreement with Disney that requires that Mr. Rhodes, your Chairman, to retain control of Crystal Magic.  Please revise your filing to disclose whether Disney consented to the April 10, 2008 transaction and option agreement with Mr. Rhodes dated July 1, 2008.  Furthermore, please revise your filing to include any current and significant negotiations with Disney.

Response:  We have added language to the risk factor “Dependence on a limited number of clients” to disclose that Disney did not consent to the April 10, 2008 transaction nor the option agreement with Mr. Rhodes despite the fact that we believe that the structure complies with the terms of the Disney agreement. We have also updated the filing to include the current negotiations with Disney.

United States Securities

   and Exchange Commission

December 2, 2008

Security Ownership of Certain Beneficial Owners and Management, page 47

8.           You state on page 48 that Mr. Wolf received 1,369,776 of Propell common shares in exchange for shares he owned in Crystal Magic.  On page 3 of your response letter dated October 8, 2008, you state that on April 10, 2008 in connection with the merger of Propell Corporation and Crystal Magic, Propell Corporation issued an aggregate of 5,400,000 shares to the former shareholders of Crystal Magic.  This represented 100% of Propell’s outstanding common shares.  Of the 5,400,000 shares, Steve M. Rhodes, the President of Crystal Magic and its largest shareholder, received 3,730,224 shares representing 69% of the outstanding stock.  We assume Mr. Wolf received 1,669,776 (5,400,000 shares – 3,730,224 shares to Mr. Rhodes) common shares in Propell.  Given this, it appears to be a 300,000 discrepancy in the shares reported in your filing and your response letter.  Please revise your filing or advise.

Response:  Mr. Wolf only had 1,369,776 shares of common stock of Crystal Magic for which he received 1,369,776 shares of common stock.  Immediately prior to the merger Steven Rhodes transferred 300,000 of the shares that he owned to three employees of Crystal Magic.  After such transfer, Mr. Rhodes owned 3,730,224 shares of Crystal Magic, Mr. Wolf owned 1,369,776 share of Crystal Magic and the three employees owned an aggregate of 300,000 shares of Crystal Magic. Therefore there is no discrepancy in the shares reported and the response letter.

9.           We note that shareholders, Rhodes and Wolf held 74.6% and 25.4%, respectively, of Crystal Magic common stock pre-merger.  However, as noted above Mr. Rhodes received 69% of the common shares of Propell and we assume Mr. Wolf received 31%.  Please revise your filing to explain why the ownership percentage for Mr. Rhodes decreased from 74.6% to 69% and increased for Mr. Wolf from 24.4% to 31%.

Response:  As previously stated, immediately before the merger, Mr. Rhodes transferred an aggregate of 300,000 shares of the common stock of Crystal Magic that he owned to 3 employees of Crystal Magic, reducing his ownership percentage from 74.6% to 69%.  Mr.  Wolf’s percentage ownership did not change from 24.4%.  We apologize for the discrepancy in the October 8, 2008 response letter.

Please feel free to call me at (561) 237-0804 if you have any questions.  Thank you.

Sincerely,

/s/ Hank Gracin

Hank Gracin

cc: Propell Corporation